Equipment, Net - Schedule of Equipment, Net (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Equipment	$ 120,273	$ 105,239	$ 72,579
Less: accumulated depreciation	(76,213)	(64,015)	(43,793)
Property plant and equipment net	$ 44,060	$ 41,224	$ 28,786
Property, Plant and Equipment, Useful Life	3 years	3 years	3 years